ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivables

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD
	(As adjusted)
Receivables from franchise and managed hotels	84,191,516	82,023,109	11,552,713
Receivables from third-party merchandisers for sublease rental	9,911,179	23,923,294	3,369,526
Receivable from individual and corporate customers and travel agents	36,180,399	13,872,840	1,953,949
Receivables from distributors, supermarkets and franchise and managed restaurants	13,474,544	7,600,652	1,070,529
Less: allowances	(8,840,708)	(3,532,016)	(497,474)
Total	134,916,930	123,887,879	17,449,243

Schedule of movements in allowance for credit losses

	2022	2023
	RMB	RMB	USD
	(As adjusted)
Balance of the beginning of the year	3,763,286	8,840,708	1,245,188
Effect on the opening balance of adoption of ASU 2016-03	—	1,504,518	211,907
Provision	29,405,627	12,377,993	1,743,404
Write-off	(24,328,205)	(19,191,203)	(2,703,025)
Balance of the end of the year	8,840,708	3,532,016	497,474